RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the parent company and companies affiliated with the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). Each of these loans was entered into to satisfy the Company’s short-term capital needs. The amount due to Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”) was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum.

The amount due to Honest Best bore the interest rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and repaid in January 2012. The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the interest rate of 8.20% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will be repaid in September 2012.

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30	December 31,
	Notes	2012	2011
		(unaudited)

Honest Best	(1)	$—	$31,343
Hebei Kaiyuan	(2)	1,112	1,074
Kaiyuan Shengrong	(2)	3,363	3,244
Total		$4,475	$35,661

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”), a company which is controlled by Mr. Li’s brother. The amounts due to Ruituo were non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$16,808	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party:

During the periods presented, the Company made prepayments for inventories to a related party, Ruituo, to purchase commercial vehicles. The amount is non-interest bearing, unsecured and was settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of June 30, 2012 and December 31, 2011 were as follows:

		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$—	$14,539

Note:

(1)	Entity controlled by Mr. Li’s brother.

Related Party Transactions

During the periods presented, the Company sold and purchased automobiles to and from affiliates. The details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2012	2011
		(unaudited)	(unaudited)
Capital nature:
Honest Best	(1) (d)	$—	$61,570
Hebei Kaiyuan	(2) (a)	65,037	63,354
Hebei Kaiyuan	(2) (d)	—	163,738
Kaiyuan Shengrong	(2) (b)	3,173	3,057
Kaiyuan Shengrong	(2) (c)	3,173	3,057
Ruituo	(3) (d)	—	69,795
Beijing Wantong Longxin Auto Trading Co., Ltd.	(4) (d)	—	78,815

Trading nature:
Ruituo	(3) (e)	152,979	208,583
Ruituo	(3) (f)	279	—
Honest Best	(1) (f)	58	620
Hebei Kaiyuan	(2) (f)	43	—
Kaiyuan Shengrong	(2) (f)	131	94
Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, (“Beiguo”)	(5) (e)	—	135
Beiguo	(5) (f)	$—	$610

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li’s brother.
(4)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(5)	Entity in which Mr. Li and Mr. Thomas Luen-Hung Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.

Since the year ended December 31, 2010, the Company started purchasing commercial vehicles from an affiliate of Mr. Li, Ruituo, at a markup of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the six months ended June 30, 2012 and 2011, the Company incurred interest expenses to Beiguo amounting to nil and $610, respectively, for its financing arrangement to purchase commercial vehicles in prior periods. During the six months ended June 30, 2012 and 2011, the Company also purchased commercial vehicles from Beiguo other than the financing arrangement, amounting to nil and $135, respectively. During the six months ended June 30, 2012 and 2011, the Company purchased commercial vehicles from Ruituo amounting to $152,979 and $208,583, respectively. The Company incurred the interest expense of $280 and nil for the purchase from Ruituo throughout the six months ended June 30, 2012 and 2011, respectively.

The Company occupies office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate of Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company during the three months and six months ended June 30, 2012 and 2011.